Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Director compensation, and key management salaries and benefits	$ 4,427,000	$ 4,058
Share-based compensation	1,273,000	680
Key management personnel compensation	$ 5,700,000	$ 4,738